Schedule of outstanding warrants (Details) - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Equity [Abstract]
Warrants outstanding, beginning balance	24,413,104	232,438
Weighted average price outstanding, beginning balance	$ 2.42	$ 2.37
Warrants, issued	85,413,476	24,094,759	232,438
Weighted average price, issued	$ 0.39	$ 0.79	$ 2.37
Warrants, exercised	(2,756,697)	(50,000)
Weighted average price, exercised		$ 3.00
Warrants, expired	(18,437,511)	(232,438)
Weighted average price, expired	$ 0.34	$ 2.02
Warrants outstanding, ending balance	88,632,372	24,413,104	232,438
Weighted average price outstanding, ending balance	$ 0.91	$ 2.42	$ 2.37
Warrants, assumed in merger		368,345
Weighted average price, assumed in merger		$ 109.50